Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 959	$ 806	$ 932	$ 792
Additions	233	199	437	374
Claims paid	(169)	(154)	(370)	(316)
Currency translation adjustment and other	(96)	16	(72)	17
Balance at end of period	$ 927	$ 867	$ 927	$ 867